EGShares Emerging Markets Domestic Demand ETF
EGShares Emerging Markets Domestic Demand ETF

EGA EMERGING GLOBAL SHARES TRUST

Supplement dated January 19, 2016 to the Statutory Prospectus dated July 29, 2015 for the following series (the “Fund”) of EGA Emerging Global Shares Trust:

Fund	Ticker
EGShares Emerging Markets Domestic Demand ETF	EMDD

I. Effective March 1, 2016, the Fund will change its name to EGShares EM Strategic Opportunities ETF, and all references to “EGShares Emerging Markets Domestic Demand ETF” will be replaced with “EGShares EM Strategic Opportunities ETF.” As a result of this change, effective March 19, 2016, the requirement that the Fund provide 60 days' notice to shareholders in advance of a change to its policy of investing at least 80% of its net assets in “domestic demand” companies will no longer apply.

II. Effective March 1, 2016, the Fund's ticker symbol will be changed to EMSO, and all references to “EMDD” will be replaced with “EMSO.”

III. Effective March 1, 2016, the Fund's underlying index, the S&P Emerging Markets Domestic Demand Index, will change its name to S&P Emerging Markets Strategic Opportunities Index, and all references to “S&P Emerging Markets Domestic Demand Index” will be replaced with “S&P Emerging Markets Strategic Opportunities Index.”

IV. Effective March 1, 2016, the following information replaces in its entirety the table appearing under the heading “Fund Summaries - EGShares Emerging Markets Domestic Demand ETF - Fees and Expenses - Annual Fund Operating Expenses”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Total Annual Fund Operating Expenses(2)	0.85%
Fee Waiver(3)	0.20%
Total Annual Fund Operating Expenses after Fee Waiver	0.65%

____________

(1)    The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.

(2)    Pursuant to the investment advisory agreement (“Advisory Agreement”) with EGA Emerging Global Shares Trust (the “Trust”) on behalf of the Fund, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, pays all of the expenses of the Fund, except for the Fund's advisory fee, payments under the Fund's Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.

(3)    Effective March 1, 2016, EGA has entered into a written fee waiver agreement (“Fee Waiver Agreement”) pursuant to which EGA has agreed to waive its advisory fee to 0.65% of the Fund's average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding until July 31, 2018. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

V. Effective March 1, 2016, the following information replaces in its entirety the information appearing under the heading “Fund Summaries - EGShares Emerging Markets Domestic Demand ETF - Example”:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that a portion of the Fund's expenses are waived during the first year by the Fee Waiver Agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$251	$452	$1,030

 VI. Effective March 1, 2016, the following information is added as the last paragraph under the heading “Management of the Funds - The Investment Adviser”:

For the EGShares EM Strategic Opportunities ETF, EGA has agreed, effective March 1, 2016, to waive its advisory fee to 0.65% of the Fund's average daily net assets (the “EMSO Fee Waiver Agreement”). The EMSO Fee Waiver Agreement will remain in effect and will be contractually binding until July 31, 2018. The EMSO Fee Waiver Agreement may be terminated at any time by the Board, but may not be terminated by EGA during the term of the EMSO Fee Waiver Agreement. The EMSO Fee Waiver Agreement shall automatically terminate upon the termination of the investment advisory agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

These changes will not result in changes to the Fund's investment objective, principal investment strategies or principal risks.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	EGShares Emerging Markets Domestic Demand ETF
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none	[1]
Total Annual Fund Operating Expenses	0.85%	[2]
Fee Waiver	0.20%	[3]
Total Annual Fund Operating Expenses after Fee Waiver	0.65%
[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[2]	Pursuant to the investment advisory agreement ('Advisory Agreement') with EGA Emerging Global Shares Trust (the 'Trust') on behalf of the Fund, Emerging Global Advisors, LLC ('EGA'), investment adviser to the Fund, pays all of the expenses of the Fund, except for the Fund's advisory fee, payments under the Fund's Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.
[3]	Effective March 1, 2016, EGA has entered into a written fee waiver agreement ('Fee Waiver Agreement') pursuant to which EGA has agreed to waive its advisory fee to 0.65% of the Fund's average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding until July 31, 2018. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that a portion of the Fund's expenses are waived during the first year by the Fee Waiver Agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| EGShares Emerging Markets Domestic Demand ETF | USD ($)	66	251	452	1,030